Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Equity instruments at fair value through profit or loss [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 2,133,089	$ 12,811,441
Transfers from level 3	(140,628)
Profit and loss	2,250,161	11,198
Recognition and derecognition	25,082	(7,810,219)
Monetary effects	(2,189,872)	(2,879,331)
Amount at end of the fiscal year	2,077,832	2,133,089
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	3,213,305	6,774,234
Profit and loss	2,331,940	2,277,140
Recognition and derecognition	(3,455,281)	(2,497,377)
Monetary effects	(2,082,948)	(3,340,692)
Amount at end of the fiscal year	7,016	3,213,305
Other Financial Assets1 [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	153,882	188,174
Profit and loss	37,262	15,770
Recognition and derecognition		65,586
Monetary effects	(127,743)	(115,648)
Amount at end of the fiscal year	$ 63,401	$ 153,882